Acquisitions and Divestitures - Summary of Preliminary Purchase Price Allocation of Fair Values of the Assets Acquired and Liabilities Assumed (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Goodwill	$ 5,983,852	$ 5,392,123	$ 9,736,510
TBD Safety, LLC [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	180,489
Accounts receivable	20,217
Inventory	492,793
Other current assets	346,095
Goodwill	591,729
Intangible assets	3,600,000
Total assets acquired	5,231,323
Notes payable	62,500
Current liabilities	573
Total liabilities assumed	63,073
Total net assets acquired	$ 5,168,250
Uber Mom [Member]
Business Acquisition [Line Items]
Inventory		52,352
Goodwill		98,613
Total assets acquired		150,965
Total net assets acquired		$ 150,965